Annual Total Returns- Leisure Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Leisure Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.42%	20.23%	41.45%	6.59%	(0.24%)	8.73%	19.32%	(14.15%)	28.59%	20.05%